Document and Entity Information	Aug. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Aug. 30, 2017
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Mar. 01, 2017
Class A Prospectus | Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class A
Prospectus:
Trading Symbol	VFGAX